UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.	Name and address of issuer: Northwestern Mutual Variable Life Account The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue Milwaukee, Wisconsin 53202
2.

Name of each series or class of funds for which this Form is filed. (If the Form is being filed for all series and classes of funds of the issuer, check the box but do not list series or classes):                            ☐

Variable Life Insurance Policies

(Whole Life, Extra Ordinary Life, Single Premium Life)

3.	Investment Company Act File Number: 811-3989
Securities Act File Number: 2-89972
4(a).	Last day of fiscal year for which this Form is filed: December 31, 2009
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$47,823,479

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$35,618,354

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0

	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:			$35,618,354

	(v)	Net sales – if item 5(i) is greater than 5(iv) [subtract item 5(iv) from item 5(i)]:			$12,205,125

	(vi)	Redemption credits available for use in future years – if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:	$(0)

	(vii)	Multiplier for determining registration fee:		×	0.0000713

	(viii)	Registration fee due [multiply item 5(v) by item 5(vii)] (enter “0” if no fee is due):		=	$870.23

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year:
				+	$0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
				=	$870.23

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: March 18, 2010
		Method of Delivery:
		☒ Wire Transfer
		☐ Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By:	/s/ JOHN C. KELLY
John C. Kelly Vice President and Controller The Northwestern Mutual Life Insurance Company

Date: March 18, 2010